Deconsolidation of Golar Power Entities (Details) $ in Thousands		9 Months Ended
	Jul. 06, 2016 USD ($) vessel	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Loss on disposal of Golar Power		$ 12,184	$ 0
Golar Power
Schedule of Equity Method Investments [Line Items]
Net proceeds	$ 113,000
Fair value of Golar Power	229,000
Loss on disposal of Golar Power	$ 12,184
Golar Power | Stonepeak
Schedule of Equity Method Investments [Line Items]
Ownership percentage sold	50.00%
Number of vessels disposed | vessel	2
Retained Investment in Subsidiary | Golar Power
Schedule of Equity Method Investments [Line Items]
Fair value of Golar Power	$ 116,000
Ownership percentage retained in Golar Power	50.00%